SCHEDULE OF LOSS PER SHARE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss attributable to holders of ordinary shares (RMB’000):
Net loss from continuing operations	¥ (86,801)	¥ (9,924)	¥ (19,077)
Net loss from discontinued operations	¥ 72,461	¥ (47,994)	¥ (69,675)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	2,220,209	836,880	514,774
Weighted average number of ordinary shares outstanding used in computing diluted (loss)/earnings per share	2,589,731	836,880	514,774
- From continuing operations	¥ (39.10)	¥ (11.90)	¥ (37.10)
- From discontinued operations	32.64	(57.30)	(135.40)
- From continuing operations	(39.10)	(11.90)	(37.10)
- From discontinued operations	¥ 27.98	¥ (57.30)	¥ (135.40)